As filed with the Securities and Exchange Commission on November 10, 2009

File No. 333-02381/811-07589

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 80	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 82	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut  06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law — Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut  06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐              immediately upon filing pursuant to paragraph (b) of Rule 485

☒              on November 11, 2009 pursuant to paragraph (b) of Rule 485

☐              60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐              on (Date) pursuant to paragraph (a)(1) of Rule 485

☐              75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐              on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 80 to the Registration Statement of The Hartford Mutual Funds, Inc. (the “Registrant”) on Form N-1A (File Nos. 333-02381/811-07589) is being filed to register Class L shares of The Hartford Inflation Plus Fund, an existing series of the Registrant. This Post-Effective Amendment: (i) incorporates by reference the Registrant’s Part B-Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940, on February 27, 2009 (SEC Accession No. 0000930413-09-001051), as supplemented; and (ii) contains a supplement to the Registrant’s Part B-Combined Statement of Additional Information with revisions corresponding to the registration of Class L shares of The Hartford Inflation Plus Fund.

THE HARTFORD MUTUAL FUNDS

Class L Shares

Prospectus

November 11, 2009

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Hartford Inflation Plus Fund

THE HARTFORD MUTUAL FUNDS

P.O. BOX 64387

ST. PAUL, MN 55164-0387

[This Page Is Intentionally Left Blank]

INTRODUCTION

The Fund has its own investment strategy and risk/reward profile. Information on the fund, including risk factors for investing in the fund, can be found on the pages following this introduction.

Share Classes

This prospectus relates to the Class L shares of the fund, which are only offered to certain qualified investors as set forth in this prospectus. The fund offers additional share classes. Eligibility for purchasing those share classes are briefly described as follows:

•                  Class A and Class C shares are offered to most investors.

•                  Class B shares are closed to new and additional investments.

•                  Class I shares are offered only through advisory fee-based wrap programs sponsored by financial intermediaries having a selling, administration or any similar agreement with the fund.

•                  Class R3, Class R4 and Class R5 shares are offered to employer-sponsored retirement plans.

•                  Class Y shares are offered to certain qualified institutional investors and certain employer-sponsored retirement plans.

Each class of shares is offered pursuant to a separate prospectus describing that class and its eligibility requirements. Please see the corresponding prospectus for further details.

Each share class represents an interest in the same portfolio of investments of the fund and generally has the same rights, except for the differing sales charges, distribution fees, service fees and any other expenses associated with each particular share class. In addition, each share class has exclusive voting rights with respect to any distribution plan and/or service plan for that class of shares. Further, some share classes may have different conversion rights or shareholder servicing options.

The Hartford Mutual Funds, Inc.

The Hartford Inflation Plus Fund is a series of The Hartford Mutual Funds, Inc.

Investment Management

The investment manager of the fund is Hartford Investment Financial Services, LLC (“HIFSCO”). The day-to-day portfolio management for the fund is provided by an investment sub-adviser, Hartford Investment Management Company (“Hartford Investment Management”). Information regarding HIFSCO and the sub-adviser is included under the section entitled “The Investment Manager and Sub-Adviser” in this prospectus.

THE HARTFORD MUTUAL FUNDS, INC. HAS RECEIVED AN ORDER FROM THE SECURITIES AND EXCHANGE COMMISSION THAT PERMITS ITS INVESTMENT MANAGER, SUBJECT TO APPROVAL BY ITS BOARD OF DIRECTORS, TO CHANGE SUB-ADVISERS ENGAGED BY THE INVESTMENT MANAGER TO CONDUCT THE INVESTMENT PROGRAMS OF THE FUNDS WITHOUT SHAREHOLDER APPROVAL. FOR MORE INFORMATION, PLEASE SEE THIS PROSPECTUS UNDER “THE INVESTMENT MANAGER.”

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

THE HARTFORD INFLATION PLUS FUND

INVESTMENT GOAL. The Hartford Inflation Plus Fund seeks a total return that exceeds the rate of inflation over an economic cycle.

PRINCIPAL INVESTMENT STRATEGY. The fund pursues its objective by investing, under normal circumstances, at least 65% of its net assets in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury. The fund may also invest in inflation-protected debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as corporations and foreign governments. Inflation-protected debt securities are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-protected debt securities will be adjusted downward, and, consequently, the interest payable on these securities (calculated with respect to the smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-protected debt securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The fund invests, under normal circumstances, at least 80% of its net assets in securities of “investment grade” quality. This means securities that are rated at the time of purchase within the four highest categories assigned by Moody’s (“Aaa”, “Aa”, “A” or “Baa”) or S&P (“AAA”, “AA”, “A” or “BBB”) or Fitch (“AAA”, “AA”, “A” or “BBB”) or are unrated securities that are judged by Hartford Investment Management to be of comparable quality to securities rated within these four highest categories. The fund may invest up to 20% of its net assets in non-investment grade debt securities (securities rated “Ba” or lower by Moody’s, “BB” or lower by S&P or “BB” or lower by Fitch, or securities which, if unrated, are determined by Hartford Investment Management to be of comparable quality). Debt securities rated below investment grade are commonly referred to as “high yield - high risk securities” or “junk bonds”. The fund, under normal circumstances, will maintain an average credit quality that is equivalent to at least “Aa3” by Moody’s. The fund may also invest up to 15% of its total assets in bank loans or loan participation interests in secured (including second lien loans – secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral) or unsecured variable, fixed or floating rate loans to corporations, partnerships and other entities (including loans of foreign borrowers and loans denominated in foreign currency).

In addition to its investments in U.S. dollar-denominated inflation-protected debt securities issued by the U.S. Treasury, the fund will opportunistically invest up to 35% of its net assets in other sectors, including, but not limited to, nominal treasury securities, corporate bonds, asset-backed securities, mortgage-related securities and commercial mortgage-backed securities. The fund may invest up to 35% of its net assets in securities of foreign issuers and non-dollar securities, including inflation-protected securities of foreign issuers. Such inflation-protected securities of foreign issuers are generally indexed to the inflation rates in their respective economies. The fund may also utilize securities lending arrangements and reverse repurchase transactions. The fund may utilize derivatives to manage portfolio risk or for other investment purposes.

There is no limit on the maturity of debt securities held by the fund or the average maturity of the fund’s portfolio.

Hartford Investment Management uses what is sometimes referred to as a top-down analysis to determine which sectors may benefit or be harmed from current and future changes in the economy and inflation. Hartford Investment Management then selects individual securities to buy or sell from selected issuers that, from a real yield perspective, appear either attractive or unattractive. Hartford Investment Management will select securities by assessing such factors as security structure, break even inflation rates, an issuer’s business environment, balance sheet, income statement, anticipated earnings and management team.  The fund may trade securities actively.

MAIN RISKS.  The primary risks of investing in this fund are described below in alphabetical order.

Active Trading Risk - Active trading could increase the fund’s transaction costs (thus affecting performance) and may increase your taxable distributions.

Bank Loans Risk - Bank loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults.  Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment.

Many loans are relatively illiquid and may be difficult to value.  This will also have an adverse impact on the fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests, to meet the fund’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below-Investment-Grade Credit Risk - Funds that invest in investments rated below-investment-grade are subject to heightened credit risk, which may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Call Risk - Under certain circumstances (especially during periods of falling interest rates), a bond issuer will “call” - or repay - its bonds before their maturity date. The fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk - The issuing company may not be able to pay interest and principal when due.  Credit risk depends largely on the perceived health of loan and bond issuers.  In general, lower-rated loan and bonds have higher credit risks, and the fund could lose money if any bonds it owns are downgraded in credit rating or go into default.  Loan and debt securities’ prices can fall on bad news about the economy, an industry or a company.

Derivatives Risk - Successful use of derivative instruments by the fund, whether for managing portfolio risk or for other investment purposes, depends on the sub-adviser’s judgment with respect to a number of factors. The fund’s performance could be worse than if it had not used these instruments if the sub-adviser’s judgment proves incorrect. In addition, in the case of utilizing derivatives to manage portfolio risk, even if the sub-adviser’s judgment is correct, there may be an imperfect correlation between the price of the derivative instruments and the financial instrument(s) or asset(s) being hedged.

Extension Risk - Rising interest rates could cause mortgage and loan prepayments to slow, which could increase the interest rate sensitivity of the fund’s mortgage- and asset-backed securities.

Foreign Investments Risk – Investments in foreign securities are subject to  special risks and may be riskier than investments in U.S. securities.  Foreign investments may be affected by the following: changes in currency rates; changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations; decreased liquidity; substantially less volume on foreign stock markets and other securities markets; higher commissions and dealer mark-ups; inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions; less uniform accounting, auditing and financial reporting standards; less publicly available information about a foreign issuer or borrower; less government regulation; unfavorable foreign tax laws; political or social instability or diplomatic developments in a foreign country and differences in individual foreign economies.

Government Guarantee Risk - Any U.S. government or other guarantees on portfolio securities do not apply to the market value or current yield of the portfolio’s securities or to the value of the fund’s shares.

Income Risk – Falling interest rates create the potential for a decline in the fund’s income.

Inflation-Protected Debt Securities Risk - Inflation-protected debt securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. Any increase in the principal amount of an inflation-protected debt security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity, of a bond or fixed rate loan, the more sensitive it is to this risk.

Liquidity Risk - The risk that the fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments.  Also, the risk that the fund may make investments that may become less liquid in response to market developments or adverse investor perceptions.  When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell the instrument at all.  In addition, certain loans may have similar effects due to extended settlement periods or consent requirements.  An inability to sell a portfolio position can adversely affect the fund’s value or prevent the fund from being able to meet cash obligations or take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  To meet redemption requests, the fund may be forced to sell liquid securities at an unfavorable time and/or under unfavorable conditions.

Loan Participation Risk - A participation interest is a fractional interest in a loan, issued by a lender or other financial institution. The lender selling the participation interest remains the legal owner of the loan. Where the fund is a participant in a loan, it does not have any direct claim on the loan, and in the event of the borrower’s insolvency or default, the fund, as a participant, would be a creditor of the lender and not of the borrower.

Loan Prepayment Risk - During periods of declining interest rates or for other purposes, Borrowers may exercise their option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower-yielding securities.

Mortgage-Backed and Asset-Backed Securities Risk - If the fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the fund may only receive payments after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages.

Prepayment Risk - Falling interest rates could cause faster than expected prepayments of the mortgages and loans underlying the fund’s mortgage- and asset-backed securities. These prepayments pass through to the fund, which must reinvest them at a time when interest rates on new mortgage- and asset-backed investments are falling, reducing the fund’s income.

Reverse Repurchase Agreements Risk - Reverse repurchase agreements carry the risk that the market value of the securities which the fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as collateralized borrowing by the fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of the fund and, therefore, increases the possibility of fluctuation in the fund’s net asset value.

Risk of Loss - When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.

Securities Lending Risk - Because the fund may engage in securities lending arrangements, the fund is subject to the risk that delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities.

Volatility Risk - Share price, yield and total return may fluctuate more than with less aggressive fixed-income funds.

PAST PERFORMANCE.  No performance information is provided for Class L shares as this class had not yet commenced operations as of the date of this prospectus.  However, the bar chart and table below reflect performance for Class A shares of the fund (Class A shares are not offered in this prospectus) and indicate the risks of investing in the fund. The bar chart shows how the fund’s Class A shares total return has varied from year to year, while the table shows how the fund’s Class A shares performance over time compares to that of a broad-based market index. The bar chart figures do not include the effect of sales charges, while the average annual total return figures in the table do. If sales charges were reflected in the bar chart, returns would have been lower.

The annual return variability of the fund’s Class A shares for the periods presented in the bar chart would have been substantially similar to that shown for Class L because all of the fund’s shares are invested in the same portfolio of securities. The actual returns of the Class L shares for the periods presented in the bar chart would have been higher than the annual returns shown for the fund’s Class A shares because of differences in the expenses borne by each class of shares.

The table shows returns for Class A shares on a before-tax basis. Returns are shown only for Class A shares and will vary for Class L shares.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.  Actual after-tax returns depend on an investor’s particular tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

All figures assume that all dividends and distributions were reinvested (in the case of the after-tax figures). Keep in mind that past performance, before and after taxes, does not indicate future results. In the bar chart and the table, total returns would have been lower if the fund’s operating expenses had not been limited by HIFSCO.

Class A total returns by calendar year

(excludes sales charges)

During the periods shown in the bar chart, the highest quarterly return was 5.72% (1st quarter, 2008) and the lowest quarterly return was -3.51% (3rd quarter, 2008).

Average annual total returns for periods ending 12/31/08
(includes sales charges)

	1 YEAR	5 YEARS	LIFE OF FUND (SINCE 10/31/02)
Class A Return Before Taxes	-5.04%	2.83%	3.88%
Class A Return After Taxes on Distributions	-6.70%	1.36%	2.48%
Class A Return After Taxes on Distributions and Sale of Fund shares	-3.23%	1.58%	2.52%
Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)	-2.35%	4.07%	5.20%

Index:  The Barclays Capital U.S. TIPS Index (formerly known as the Lehman Brothers U.S. TIPS Index) represents securities that protect against adverse inflation and provide a minimum level of real return. To be included in this index, bonds must have cash flows linked to an inflation index, be sovereign issues denominated in U.S. currency, and have more than one year to maturity. You cannot invest directly in an index.

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

CLASS L
Shareholder Fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None (1)
Exchange fees	None
Annual Operating Expenses
(expenses that are deducted from the fund’s assets)
Management fees	0.53%
Distribution and service (12b-1) fees	0.25%
Other expenses(2)	0.06%
Total annual operating expenses	0.84%
Less: Contractual expense reimbursement(3)	0.02%
Net annual operating expenses(3)	0.82%

(1)          A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class L shares that were purchased without a front-end sales charge. See “Classes of Shares: How Sales Charges are Calculated.”

(2)          “Other Expenses” are estimated for the current fiscal year.

(3)          HIFSCO has permanently agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class L shares at 1.00%.  In addition, HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class L shares at 0.90%. HIFSCO’s contractual arrangement will remain in effect until February 28, 2010, and shall renew automatically for one-year terms unless HIFSCO provides written notice of termination of the expense reimbursement agreements to the Board of Directors of the fund.

EXAMPLE.  These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. You would pay the same expenses whether or not you redeemed your shares at the end of each period below. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses whether or not you sell all of your shares at the end of each time period indicated:

Expenses (with or without redemption)	CLASS L
Year 1	$532
Year 3	$706
Year 5	$895
Year 10	$1,440

MANAGEMENT FEE.  The fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund’s average daily net asset value.  A discussion regarding the basis for the Board of Directors’ approval of the investment management and investment sub-advisory agreements of the fund is available in the fund’s annual report to shareholders covering the fiscal year ended October 31, 2008.

For fiscal year ended October 31, 2009, The Hartford Inflation Plus Fund paid HIFSCO an effective management fee equal to 0.52% of the fund’s average daily net assets.

The management fee set forth in the fund’s investment advisory agreement is 0.550% of the first $500 million, 0.500% of the next $4.5 billion, 0.480% of the next $5 billion and 0.470% in excess of $10 billion annually of the fund’s average daily net assets.

SUB-ADVISER.  Hartford Investment Management

PORTFOLIO MANAGEMENT.  The fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the fund.

John Hendricks, Senior Vice President of Hartford Investment Management, has served as portfolio manager of the fund since March 2007.  Mr. Hendricks joined the Hartford Investment Management in 2005 as a fixed-income trader specializing in Treasury and agency securities.  Prior to joining Hartford Investment Management, Mr. Hendricks worked for Fidelity Capital Markets in Boston where his primary responsibility was proprietary trading strategies for the firm.  Prior to Fidelity, Mr. Hendricks was a Vice President with State Street Bank in their Global Markets group.

INVESTMENT STRATEGIES AND RISKS

Investment Risks Generally

Many factors affect the fund’s performance.  There is no assurance that the fund will achieve its investment goal, and you should not consider the fund alone to be a complete investment program.  The different types of securities, investments, and investment techniques used by the fund all have attendant risks of varying degrees.  As with all mutual funds, you could lose money by investing in the fund.  The information below identifies some of the types of investments that may (but are not required to) be used by the fund in seeking to achieve its investment goals.  The allocation of the fund’s portfolio among different types of investments will vary over time and the fund’s portfolio might not always include all of the different types of investments identified below.  The SAI contains more detailed information about the fund’s investment policies and risks.

Fixed-Income Securities

An investment in any fixed income security is subject to the following risks:

•                  Credit Risk: The risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument.

•                  Interest Rate Risk: The risk that the value of the security will fall as interest rates rise.

Also, securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Options, Futures, and Other Derivatives

The fund may purchase and sell options, enter into futures contracts and/or utilize other derivative contracts and securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies, interest rates or inflation indices. Derivatives permit the fund to gain exposure to a particular security, group of securities, interest rate, foreign currency or index, and thereby have the potential for the fund to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.  Derivatives are also used to seek to manage risk by hedging the fund’s portfolio investments. Hedging techniques may not always be available, and it may not always be feasible to use hedging techniques even when they are available. Also, even if used, hedging techniques may not be successful. Risks of investing in derivatives:

•                  If the issuer of the derivative instrument does not pay the amount due, the fund could lose money.

•                  The underlying security or investment on which the derivative is based, or the derivative itself, may not perform the way the fund’s manager expected, which could result in losses to the fund or increase volatility in the fund’s performance.

•                  Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed (i.e., they result in leverage).

•                  Derivative securities are subject to market risk (the risk that the market as a whole may decline, thereby depressing the derivative’s price), which could be significant for derivatives that have a leveraging effect.

Foreign Investments

Foreign investments include investments in

•                  Securities of foreign issuers and loans of foreign borrowers, including

•                  companies organized outside the United States (unless the company’s economic fortunes and risks are primarily linked with U.S. markets)

•                  foreign governments and agencies or instrumentalities of foreign governments

•                  issuers and borrowers whose economic fortunes and risks are primarily linked with markets outside the United States

•                  Non-dollar securities:  Securities and loans denominated or quoted in foreign currency or paying income in foreign currency.

Foreign investments may be affected by the following:

•                  changes in currency rates

•                  changes in foreign or U.S. law or restrictions applicable to such investments and in exchange control regulations

•                  decreased liquidity

•                  substantially less volume on foreign stock markets and other securities markets

•                  higher commissions and dealer mark-ups

•                  inefficiencies in certain foreign clearance and settlement procedures that could result in an inability to execute transactions

•                  less uniform accounting, auditing and financial reporting standards

•                  less publicly available information about a foreign issuer or borrower

•                  less government regulation

•                  unfavorable foreign tax laws

•                  political or social instability or diplomatic developments in a foreign country

•                  differences in individual foreign economies

Other Investment Companies

Restrictions on Investments:  Investments in securities of other investment companies, including exchange traded funds (ETFs), are subject to the following statutory limitations prescribed by the Investment Company Act of 1940, as amended (the “1940 Act”):  Absent an available exemption, the fund may not

•                  acquire more than 3% of the voting shares of any other investment company,

•                  invest more than 5% of the fund’s total assets in securities of any one investment company, and

•                  invest more than 10% of its total assets in securities of all investment companies.

ETFs:  Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index.  Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ shares beyond the statutory limitations discussed above, subject to certain conditions.  The fund may rely on these exemptive orders to invest in unaffiliated ETFs.  An investment in an ETF generally presents the following risks:

•                  the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies

•                  the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective

•                  price fluctuation, resulting in a loss to the fund

•                  the risk that an ETF may trade at a discount to its NAV

•                  the risk that an active market for an ETF’s shares may not develop or be maintained

•                  the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

In addition, as with traditional mutual funds, ETFs charge asset-based fees.  The fund will indirectly pay a proportional share of the asset-based fees of the ETFs in which the fund invests.

Illiquid Securities

•                  In General. Securities purchased by the fund that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy, or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

•                  Limitation on Illiquid Investments. If one or more instruments in the fund’s portfolio become illiquid, the fund may exceed its limit on illiquid instruments. In the event that this occurs, the fund must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the fund to liquidate any portfolio instrument where the fund would suffer a loss on the sale of that instrument.

•                  Valuation of Illiquid Investments. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to the valuation procedures approved by the Boards of Directors. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the fund’s NAV. For more information on fair valuation, please see ‘‘Transaction Policies— Valuation of Shares’’

Use of Cash or Money Market Investments for Temporary Defensive Purposes

The fund may invest some or all of its assets in cash or high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent the fund is in a defensive position, it may lose the benefit of market upswings and limit its ability to meet its investment goal.

About The Fund’s Investment Goal

The fund’s investment goal may be changed without approval of the shareholders of the fund. The fund may not be able to achieve its goal. The fund’s prospectus will be updated prior to any change in the fund’s investment goal.

Consequences of Portfolio Trading Practices

The fund may have a relatively high portfolio turnover. The fund may also, at times, engage in short-term trading. Such activity could produce higher brokerage expenses for the fund and higher taxable distributions to the fund’s shareholders and therefore could adversely affect the fund’s performance. Except where indicated otherwise in the fund’s investment goal, the fund is not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

Additional Investment Strategies and Risks

The Fund may invest in various securities and engage in various investment techniques that are not the principal focus of the fund and, therefore, are not described in this prospectus. These securities and techniques, together with their risks, are discussed in the fund’s SAI, which may be obtained free of charge by contacting the fund (see back cover for address, phone number and website address).

Disclosure of Portfolio Holdings

The fund will disclose its complete calendar month-end portfolio holdings on the fund’s website at www.hartfordinvestor.com no earlier than 30 calendar days after the end of each month. The fund also will disclose on the fund’s website no earlier than 15 days after the end of each month the ten issuers that together constitute the largest portion of the fund’s assets. A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

THE INVESTMENT MANAGER AND SUB-ADVISER

The Investment Manager

HIFSCO is the investment manager to each Hartford fund. HIFSCO is a wholly owned, indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”), a Connecticut financial services company with over $387 billion in assets as of September 30, 2009. At the same time, HIFSCO had over $46.6 billion in assets under management. HIFSCO is responsible for the management of the fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

The fund relies on an exemptive order from the Securities and Exchange Commission under which its uses a “Manager of Managers” structure. HIFSCO has responsibility, subject to oversight by the Board of Directors, to oversee the sub-adviser and recommend its hiring, termination and replacement. The exemptive order permits HIFSCO to appoint a new sub-adviser not affiliated with HIFSCO, with the approval of the Board of Directors and without obtaining approval from those shareholders that participate in the fund. Within 90 days after hiring any new sub-adviser, affected shareholders will receive information about the new sub-advisory relationship.

The Investment Sub-Adviser

Hartford Investment Management Company (“Hartford Investment Management”) is a professional money management firm that provides services to investment companies, employee benefit plans, its affiliated insurance companies and other institutional accounts. Hartford Investment Management is a wholly owned subsidiary of The Hartford. As of September 30, 2009, Hartford Investment Management had investment management authority over approximately $144.5 billion in assets. Hartford Investment Management is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.

Soft Dollar Practices

The sub-adviser is responsible for the day-to-day portfolio management activities of the fund, including effecting securities transactions. To the extent consistent with Section 28(e) of the Securities Exchange Act of 1934 (the “1934 Act”), Hartford Investment Management may obtain “soft dollar” benefits in connection with the execution of transactions for the fund. The sub-adviser may cause the fund to pay a broker-dealer an amount in excess of the amount that another broker-dealer would have charged for the same transaction, in exchange for “brokerage and research services” (as defined in the 1934 Act). Neither the management fees nor the sub-advisory fees are reduced because the sub-adviser receives these products and services. These products and services may be of value to the sub-adviser in advising its clients (including the fund), although not all of these products and services are necessarily useful and of value in managing the fund. These products and services may include research reports, access to management personnel, financial newsletters and trade journals, seminar and conference fees, quantitative analytical software, data services, communication services relating to (or incidental to) the execution, clearing and settlement of securities transactions, post-trade services relating to functions incidental to trade execution, and other products and services that are permitted under Section 28(e), as interpreted by the SEC from time to time. In certain instances, these products and services may have additional uses that are not related to brokerage or research. For such “mixed use” items, in accordance with SEC guidance, the sub-adviser will make a reasonable allocation of the cost of the item according to its expected use, and will pay for that portion of the item that does not have a brokerage or research-related component out of its own pocket.

CLASSES OF SHARES

Class L shares of the fund are available only to investors who previously held Class L shares of The Hartford U.S. Government Securities Fund.  Class L Shares have their own cost structure. For actual past expenses of the share class, see the summary information found earlier in this prospectus.

In making your decision regarding which share class may be best for you to invest in, please keep in mind that your financial representative or plan administrator may receive different compensation depending on the share class that you invest in and you may receive different services in connection with investments in different share classes. Investors should consult with their financial intermediary about the comparative pricing and features of each share class, the services available for shareholders in each share class, the compensation that will be received by their financial intermediary in connection with each share class and other factors that may be relevant to the investor’s decision as to the best share class in which to invest.

Class L Shares have adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class L distribution and service (12b-1) fees are 0.25%. See below under “How Sales Charges are Calculated” for front-end sales charges.

How Sales Charges Are Calculated

Class L Shares sales charges and commissions paid to dealers for the fund are as follows. The offering price includes the front-end sales load.

Inflation Plus Fund

YOUR INVESTMENT	As a % of Offering Price	As a % of Net Investment	Dealer Commission-As Percentage of Offering Price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1 million or more(1)	0%	0%	0%

(1)          Investments of $1 million or more in Class L shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) of 1.00% on any shares sold within 18 months of purchase. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million of an amount of up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class L shares made to investors that qualify under any of the last four categories listed under “Waivers for Certain Investors.”

Although the fund does not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the fund’s shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

Sales Charge Reductions And Waivers

Reducing Your Class L Sales Charges There are several ways you can combine multiple purchases of Class L shares of the fund to take advantage of the breakpoints in the sales charge schedule. Please note that you or your broker must notify Hartford Administrative Services Company (“HASCO”), the fund’s transfer agent, that you are eligible for these breakpoints every time you have a qualifying transaction.

•                  Accumulation Privilege — lets you add the value of any shares of the fund (excluding Class R3, R4 and R5 shares) you or members of your family already own to the amount of your next Class A and Class L investment for purposes of calculating the sales charge.  The fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A and Class L shares of any fund of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser’s holdings of all shares of any funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts. For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is an owner’s spouse (or legal equivalent recognized under state law), parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. As of August 16, 2004, account values invested in fixed annuity, variable annuity and variable life insurance products will no longer be considered towards the accumulation privilege. Participants in retirement plans receive breakpoints at the plan level. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

•                  Letter Of Intent — lets you purchase Class A and Class L shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. Any person may qualify for a reduced sales charge on purchases of Class A and Class L shares made within a thirteen-month period pursuant to a Letter of Intent (“LOI”). Please note: Retirement plans that receive breakpoints at the plan level do not qualify for the LOI privilege. Class A and Class L shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A or Class L shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all funds of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc. and SMART529 Accounts owned by the shareholder as described above under “Accumulation Privilege.” Such value is determined based on the public offering price on the date of the LOI. During the term of a LOI, HASCO will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the fund to sell the indicated amount of the LOI. If a Class A or Class L shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A or Class L shares for the shareholder’s account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to HASCO an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A or Class L shareholder does not within twenty days after a written request by HASCO pay such difference in sales charge, HASCO will redeem an appropriate number of escrowed shares in order to realize such difference. Purchases based on a LOI may include holdings as described above under “Accumulation Privilege.” Additional information about the terms of the LOI is available from your registered representative or from HASCO at 1-888-843-7824.

CDSC Waivers  As long as the transfer agent is notified at the time you sell, the Class L CDSC will generally be waived in the following cases:

•                  to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

•                  for death or disability except in the case of a transfer or rollover to a company not affiliated with The Hartford,

•                  under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

•                  for retirement plans under the following circumstances:

(1)          to return excess contributions,

(2)          hardship withdrawals as defined in the plans,

(3)          under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

(4)          to meet minimum distribution requirements under the Internal Revenue Code,

(5)          to make “substantially equal payments” as described in Section 72(t) of the Internal Revenue Code,

(6)          after separation from service for employer sponsored retirement plans.

Reinstatement Privilege

You will have the following reinstatement privilege with respect to Class L shares of the fund: If you sell shares of the fund, you may reinvest some or all of the proceeds in the same share class of any Hartford Mutual Fund that offers Class L shares (provided that an active account already exists in that fund and class) within 90 days without a sales charge, as long as the transfer agent is notified before you invest.  If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.  All accounts involved must have the same registration.

Waivers For Certain Investors Class L shares may be offered without front-end sales charges to the following individuals and institutions that owned Class L shares of The Hartford U.S. Government Securities Fund on February 15, 2002.

•                 selling broker dealers and their employees and sales representatives (and their families, as defined above under the “Accumulation Privilege” section),

•                 financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the fund,

•                 current or retired officers, directors and employees (and their families, as defined above under the “Accumulation Privilege” section) of the fund, The Hartford, the sub-advisers, the transfer agent, and their affiliates,

•                 welfare benefit plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company,

•                 participants in certain employer-sponsored retirement plans with at least 100 participants or $500,000 in plan assets, participants in retirement plans investing in fund shares through group variable funding agreements issued by Hartford Life Insurance Company and participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, may invest in Class A shares without any sales charge, provided they included (or were offered) the fund as an investment option on or before June 30, 2007. Such plans may continue to purchase Class A shares without any sales charge after July 1, 2007. Effective July 1, 2007, only Classes R3, R4, R5 and Y will be offered to employer-sponsored retirement plans that do not already own (or were offered) Class A shares,

•                 one or more members of a group (and their families, as defined above under the “Accumulation Privilege” section) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1.00% CDSC applies if redeemed within 18 months),

•                 as described further in the SAI, certain other individuals who owned shares of The Hartford U.S. Government Securities Fund as of February 15, 2002.

The above individuals and institutions remain eligible for the waiver of the front-end sales charge on Class L shares of the fund only for as long as they remain invested in the particular fund and class.

Information about sales charges and sales charge waivers are available, free of charge, on the fund’s website www.hartfordinvestor.com.

DISTRIBUTION ARRANGEMENTS

HIFSCO serves as the principal underwriter for each Hartford fund pursuant to Underwriting Agreements initially approved by the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each a “Company”). HIFSCO is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”). Shares of the fund are continuously offered and sold by selected broker-dealers who have selling agreements with HIFSCO. Such selected broker-dealers may designate and authorize other financial intermediaries to offer and sell shares of the fund. Except as discussed below, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreements including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. HIFSCO is not obligated to sell any specific amount of shares of any fund.

Distribution Plans

The Company has adopted a separate distribution plan (the “Plan”) for the Class L shares of the fund pursuant to appropriate resolutions of the Company’s Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable FINRA market conduct rules concerning asset-based sales charges.

Class L Plan Pursuant to the Class L Plan, the fund may compensate HIFSCO a total fee in connection with the servicing of shareholder accounts and distribution-related services attributable to Class L shares, calculated and payable monthly at an annual rate of 0.25% of the fund’s average daily net assets attributable to Class L shares. The entire fee will be used for distribution-related expenses.

General Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company’s shares including: (a) payment of initial and ongoing commissions and other compensation payments to brokers, dealers, financial institutions or others who sell the fund’s shares, (b) compensation to employees of HIFSCO, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, i.e., advertisements and sales literature, and (e) other distribution-related expenses and for the provision of personal service and/or the maintenance of shareholder accounts. These Plans are considered compensation type plans which means that the fund pays HIFSCO the entire fee regardless of HIFSCO’s expenditures. Even if HIFSCO’s actual expenditures exceed the fee payable to HIFSCO at any given time, the fund will not be obligated to pay more than that fee.

In accordance with the terms of the Plan, HIFSCO provides to the fund, for review by the Company’s Board of Directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the Board of Directors’ quarterly review of the Plan, they review the level of compensation the Plan provides.

The Plan was adopted by a majority vote of the Board of Directors of the Company, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on the Plan. In approving the Plan, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets and possibly benefit from economies of scale, the potential to avoid a decrease in assets through redemption activity, the ability to sell shares of the fund through adviser and broker distribution channels, and the ability to provide investors with an alternative to paying front end sales loads. The Board of Directors of the Company believes that there is a reasonable likelihood that the Plans will benefit each applicable fund and its current and future shareholders. Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the directors of the board in the manner described above. The Plan may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the fund affected thereby, and material amendments to the Plan must also be approved by the Board of Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors of the board who are not interested persons of the fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a “majority of the outstanding voting securities” of the fund affected thereby. The Plan will automatically terminate in the event of its assignment.

Payments to Financial Intermediaries and Other Entities

This section includes additional information about commissions and other payments made by HIFSCO and its affiliates to other entities.

Commissions and Rule 12b-1 Payments  HIFSCO and its affiliates make a variety of payments to broker-dealers and financial institutions (“Financial Intermediaries”) that sell shares of the fund.  HIFSCO pays commissions and Rule 12b-1 payments to Financial Intermediaries.  The fund’s SAI includes information regarding commission payments and Rule 12b-1 payments by share class.

As explained in more detail below, HIFSCO and its affiliates make additional payments to Financial Intermediaries and intermediaries that provide subaccounting, administrative and/or shareholder processing services (“Servicing Intermediaries”).

Commissions and other payments received by Financial Intermediaries and their affiliates can vary from one investment product to another, and therefore your Financial Intermediary may have a greater incentive to sell certain products, such as funds, rather than other products.

Additional Compensation Payments to Financial Intermediaries  HIFSCO and its affiliates make additional compensation payments out of their own assets to Financial Intermediaries to encourage the sale of the fund’s shares (“Additional Payments”).  These payments, which are in addition to commissions and Rule 12b-1 fees, may create an incentive for your Financial Intermediary to sell and recommend certain investment products, including the fund, over other products for which it may receive less compensation.  You may contact your Financial Intermediary if you want information regarding the payments it receives.

Additional Payments to a Financial Intermediary are generally based on the average net assets of the fund attributable to that Financial Intermediary, assets held over one year by customers of that Financial Intermediary, and/or sales of the fund shares through that Financial Intermediary.  Additional Payments may, but are normally not expected to, exceed 0.22% of the average net assets of the fund attributable to a particular Financial Intermediary.  For the calendar year ended December 31, 2008, HIFSCO and its affiliates incurred approximately $39.5 million in total Additional Payments to Financial Intermediaries.

Additional Payments may be used for various purposes and take various forms, such as:

•                 Payments for placement of funds on a Financial Intermediary’s list of mutual funds available for purchase by its customers or for including funds within a group that receives special marketing focus or are placed on a “preferred list”;

•                 “Due diligence” payments for a Financial Intermediary’s examination of the fund and payments for providing extra employee training and information relating to the fund;

•                 “Marketing support fees” for providing assistance in promoting the sale of fund shares;

•                 Sponsorships of sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition;

•                 Provision of educational programs, including information and related support materials;

•                 Hardware and software; and

•                 Occasional meals and entertainment, tickets to sporting events, nominal gifts and travel and lodging (subject to applicable rules and regulations).

As of January 1, 2009, HIFSCO has entered into ongoing contractual arrangements to make Additional Payments to the Financial Intermediaries listed below.  HIFSCO may enter into ongoing contractual arrangements with other Financial Intermediaries. Financial Intermediaries that received Additional Payments in 2008 for items such as sponsorship of meetings, education seminars and travel and entertainment, but do not have an ongoing contractual relationship, are listed in the SAI.  A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Associated Securities, Banc of America Investment Svcs., Inc. Banc West Investment Services, Cadaret Grant & Co., Inc., Cambridge Investment Research Inc., CCO Investment Services Corp., Centaurus Financial Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage Inc., Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Edward D. Jones & Co., FFP Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investments Securities Inc., Hilliard Lyons, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Inter-Securities Incorporated, Investment Professionals, Inc., Janney Montgomery Scott, Jefferson Pilot Securities Corp, LaSalle Financial Services, Lincoln Financial Advisors Group, Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corp., M&T Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, MML Investor Services, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, NatCity Investments Inc., National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), Newbridge Securities, NEXT Financial Group, Inc., Oppenheimer & Co, Inc., Prime Capital Services, Inc., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Capital Markets, RDM Investment Services, Robert W. Baird, Securities America, Inc., Sorrento Pacific Financial, Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, Suntrust Investment Services, Triad Advisors, Inc., UBS Financial Services Inc., U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Wachovia Securities, LLC, Waterstone Financial Group, Wells Fargo Investments, WM Financial Services, Inc., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford).

Servicing Compensation to Servicing Intermediaries  HIFSCO or its affiliates pay Servicing Intermediaries compensation for subaccounting, administrative and/or shareholder processing services (“Servicing Payments”).  Servicing Payments may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one investment product, such as the fund, over other products for which it may receive a lower payment.  You may contact your Servicing Intermediary if you want additional information regarding any Servicing Payments it receives.

Servicing Payments are generally based on average net assets of the fund attributable to the Servicing Intermediary.  With certain limited exceptions, Servicing Payments are not expected to exceed 0.20% of the average net assets of the fund attributable to a particular Servicing Intermediary.  For the year ended December 31, 2008, HIFSCO incurred approximately

$850,000 in total Servicing Payments to Servicing Intermediaries and incurred Servicing Payments did not exceed $565,000 for any Servicing Intermediary.

Servicing Payments are also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the fund.  Although some arrangements are based on average net assets attributable to the Servicing Intermediary, Servicing Intermediaries are generally paid a per account fee ranging to no more than $19 per account.

As of January 1, 2009, HIFSCO has entered into arrangements to pay Servicing Compensation to: 401k ASP, Inc.; The 401(k) Company; ACS HR Solutions, LLC; ADP Broker Dealer, Inc., American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; Ascensus, Inc.; Benefit Plans Administrative Services, LLC;  BenefitStreet, Inc.; Capital Research and Management Company; Charles Schwab and Co., Inc.; Charles Schwab Trust Company; CitiStreet, LLC; CPI Qualified Plan Consultants, Inc.; Diversified Investment Advisors, Inc.; Expert Plan, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. (“Fidelity”); Fiserv Trust Company; Gold Trust Company; GWFS Equities, Inc.; ING Life Insurance and Annuity Co.; International Clearing Trust Company; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Nationwide Financial Services, Inc.; Newport Retirement Services, Inc.; New York Life Distributors, LLC.; Plan Administrators, Inc. (PAi); Principal Life Insurance Company; Prudential Insurance Company of America; Reliance Trust Company; Standard Retirement Services, Inc.; StanCorp Equities, Inc.; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc.; The Retirement Plan Company, LLC; The Vanguard Group; Upromise Investments, Inc; Wachovia Bank, N.A.; Wells Fargo Bank, N.A.; and Wilmington Trust Company. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

As of January 1, 2009, Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; Alerus Financial; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; Expert Plan, Inc.; Hand Benefits & Trust, Inc.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; The Newport Group.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Reliance Trust company, A.G. Edwards & Sons, Inc; Charles Schwab & Co Inc; D.A. Davidson & Co; Davenport & Company LLC; First Clearing LLC; J.J.B. Hilliard W.L Lyons LLC; Janney Montgomery Scott LLC; LPL Financial Corporation; Morgan Keegan & Company Inc; Morgan Stanley & Co Inc; National Financial Services LLC; Oppenheimer & Co Inc; Pershing LLC; Primevest Financial Services Inc; RBC Capital Markers Corporation, Raymond James & Associates Inc; Ridge Clearing & Outsourcing Solutions Inc; Robert W Baird & Co Inc; Scott & Stringfellow Inc; Southwest Securities Inc; Stifel, Nicolaus & Company Inc; UBS Financial Services Inc, Wells Fargo Investments LLC, Edward D. Jones & Co, Citigroup Global Markets, Inc; and Merrill Lynch, Pierce, Fenner & Smith Incorporated.  Other Servicing Intermediaries may be paid by HASCO in the future.

HOW TO BUY AND SELL SHARES

Class L Share Investor Requirements

YOU MAY MAKE ADDITIONAL INVESTMENTS (MINIMUM $50 PER FUND) IN THE CLASS L SHARES OF THE HARTFORD INFLATION PLUS FUND ONLY IF YOU WERE A SHAREHOLDER OF CLASS L SHARES OF THE HARTFORD U.S. GOVERNMENT SECURITIES FUND ON FEBRUARY 15, 2002, AND ONLY SO LONG AS YOU REMAIN INVESTED IN CLASS L SHARES OF THE FUND.

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, the fund offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

Buying Shares

On The Web

To access your account(s)

•             Visit www.hartfordinvestor.com

•             Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the “Register” link.

To purchase The Hartford Mutual Fund shares directly from your bank account

•             To purchase shares directly from your bank account, you must first add your banking information online, by selecting the Add Bank Instructions function.

•             Once bank instructions have been established, click on “View Account Details” for the appropriate account. Select “Purchase Shares” from the “Select Action” menu, next to the fund you want to purchase into.

•             Follow the instructions on the Purchase Shares Request pages to complete and submit the request.

To purchase shares via an exchange from an existing Hartford Mutual Fund

•             Click on “View Account Details” for the appropriate account. Select “Exchange” from the “Select Action” menu, next to the fund you want to exchange from.

•             Follow the instructions on the Exchange Request pages to complete and submit the request.

•             Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

On The Phone

To purchase The Hartford Mutual Fund shares directly from your bank account

•             Verify that your bank/credit union is a member of the Automated Clearing House (ACH) system.

•             To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•             Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

•             Tell The Hartford the fund name, your share class, account and the name(s) in which the account is registered and the amount of your investment.

To purchase The Hartford Mutual Fund shares via an exchange from an existing Hartford Mutual Fund

•             Call your financial representative, plan administrator, or the transfer agent, at the number below to request an exchange.

•             Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

In Writing: with Check

•             Make out a check for the investment amount, payable to “The Hartford Mutual Funds.”

•             Complete the detachable investment slip from an account statement, or write a note specifying the fund name and share class, account number and the name(s) in which the account is registered.

•             Deliver the check and your investment slip, or note, to the address listed below.

By Exchange

•             Write a letter of instruction indicating the fund names, share class, account number, the name(s) in which the accounts are registered, and your signature.

•             Deliver these instructions to your financial representative or plan administrator, or mail to the address listed below. You may also fax these instructions to: 651-738-5534.

•             Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

By Wire

•             Instruct your bank to wire the amount of your investment to:

US Bank National Association

9633 Lyndale Ave S

Bloomington, MN 55420-4270

ABA #091000022

credit account no: 1-702-2514-1341

The Hartford Mutual Funds Purchase Account

For further credit to: (Your name)

Hartford Mutual Funds Account Number:

(Your account number)

•             Specify the fund name, share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

Address: The Hartford Mutual Funds P.O. Box 9140 Minneapolis, MN 55480-9140	Phone Number:1-888-THE STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

Selling Shares

Please note: when a redemption is requested, a $50 minimum balance for qualified accounts and a $1,000 minimum balance for non-qualified accounts is required in order to leave the account open.

On the Web

To access your accounts • Visit www.hartfordinvestor.com • Select Mutual Funds on the menu bar

•             Log in by selecting Hartford Mutual Funds from the login section, enter your User Name and password, and select Login. First time users will need to create a user name and password by selecting the “Register” link.

Note: Because of legal and tax restrictions on withdrawals from retirement accounts, you will not be allowed to enter a redemption request for these types of accounts online.

To redeem shares directly to your bank account or as a check mailed to your address of record

• Click on “View Account Details” for the appropriate account. Select “Redeem” from the “Select Action” menu, next to the fund you want to redeem from.

• To redeem to your bank account, bank instructions must be submitted to the transfer agent in writing. Bank instructions added online are only available for purchases.

• Follow the instructions on the Redeem Request pages to complete and submit the request.

To redeem shares as an exchange from an existing Hartford Mutual Fund

• Click on “View Account Details” for the appropriate account. Select “Exchange” from the “Select Action” menu, next to the fund you want to exchange from.

• Follow the instructions on the Exchange Request pages to complete and submit the request.

Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

By Letter

In certain circumstances, you will need to make your request to sell shares in writing. Requirements for the written requests are shown below. A check will be mailed to the name(s) and address in which the account is registered or otherwise according to your letter of instruction. Overnight delivery may be requested for a nominal fee.

• Write a letter of instruction or complete a power of attorney indicating:

• Fund name
• Account number
• Share class
• The name(s) in which the account is registered
• Date of birth
• Residential address
• Daytime phone number
• Social Security number
• Dollar value or the number of shares you wish to sell

• Include all authorized signatures and any additional documents that may be required (see below).

• Obtain a Medallion signature guarantee* if:

• You are requesting payment by check of more than $1,000 to an address of record that has changed within the past 30 days
• You are selling more than $50,000 worth of shares during an 7 day period
• You are requesting payment other than by check mailed to the address of record and payable to the registered owner(s)

• Mail the materials to the address below or to your plan administrator.

*Please note that a notary public CANNOT provide a Medallion signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a Medallion signature guarantee.

Additional document requirements for written requests:

IRAS (SAR-SEP, ROTH, SEP, SIMPLE, TRADITIONAL)

• Signatures and titles of all persons authorized to sign for the account, exactly as the account is registered

• Indicate the amount of income tax withholding to be applied to your distribution.

403(b)
• 403(b) Distribution Request Form

Owners of Corporate or Association Accounts:

• Corporate resolution, certified within the past twelve months, including signature of authorized signer(s) for the account

Owners Or Trustees Of Trust Accounts:

• Signatures of the trustee(s)

• Copies of the trust document pages, certified within the past twelve months, which display the name and date of trust, along with the signature page.

Administrators, Conservators, Guardians, and Other Sellers or in Situations of Divorce or Death

• Call 1-888-843-7824 for instructions

By Phone

•             Certain types of accounts may be redeemed by telephone. This is limited to non-retirement accounts or IRA plans where the shareowner is age 59 1/2 or older. For circumstances in which you need to request to sell shares in writing, see “Selling Shares by Letter.”

•             Restricted to sales of up to $50,000 per shareowner during any 7-day period.

• Call the transfer agent to verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account.

•             To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 7 P.M. Eastern Time (between 7 A.M. and 6 P.M. Central Time) Monday through Thursday and between 9:15 A.M. and 6 P.M. Eastern Time (between 8:15 A.M. and 5 P.M. Central Time) on Friday.

•             Complete transaction instructions on a specific account must be received in good order and confirmed by The Hartford Mutual Funds prior to 4 P.M. Eastern Time (3 P.M. Central Time) or the close of the NYSE, whichever comes first. Any transaction on an account received after such time will receive the next business day’s offering price.

• For automated service 24 hours a day using your touch-tone phone, call the number below.

By Electronic Funds Transfer (EFT) or Wire

•             Fill out the “Bank Account or Credit Union Information” section of your new account application or the “Bank or Credit Union Information Form” to add bank instructions to your account.

•             EFT transactions may be sent for amounts of $50 - $50,000. Funds from EFT transactions are generally available by the third to fifth business day. Your bank may charge a fee for this service.

• Wire transfers of amounts of $500 or more are available upon request. Generally, the wire will be sent on the next business day. Your bank may charge a fee for this service.

By Exchange

• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or the transfer agent at the number below.

• Call your financial representative or the transfer agent to request an exchange, or fax a letter of instruction to 651-738-5534.

Note: The minimum amount when exchanging into a new fund is $1,000 per fund.

Checkwriting - Applies to Money Market Fund Class A Shares Only

•             Fill out the “Class A Money Fund Checkwriting Signature Card” section of your new account application.

•             Verify that the shares to be sold were purchased more than 10 days earlier or were purchased by wire. Checks written on your account prior to the end of this period may result in those checks being returned to you for insufficient funds.

• Write a check for any amount over $100 and sign each check as designated on the signature card.

• You are entitled to distributions paid on your shares up to the time your check is presented to our bank for payment.

• You may not write a check for the entire value of your account or close your account by writing a check.

• If the amount of your check is greater than the value of your Money Market Fund account, the fund will return your check for insufficient funds and your account will be charged a $25 service fee.

• Checks cleared and/or verified electronically will not be accepted.

To sell shares through a systematic withdrawal plan, see “Additional Investor Services” under Transaction Policies.

Address: The Hartford Mutual Funds P.O. Box 64387 St. Paul, MN 55164-0387	Phone Number:1-888-THE-STAG (843-7824) or contact your financial representative or plan administrator for instructions and assistance.

Valuation of Shares

The net asset value per share (NAV) is determined for each Hartford fund and each class as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m. Eastern Time, referred to as the “Valuation Time”) on each business day that the Exchange is open. The net asset value for each class of shares is determined by dividing the value of that fund’s net assets attributable to a class of shares by the number of shares outstanding for that class.

The fund generally uses market prices in valuing portfolio securities. If market prices are not readily available or are deemed unreliable, the fund will use the fair value of the security as determined in good faith under policies and procedures established by and under the supervision of the Company’s Board of Directors. Market prices may be deemed unreliable, for example, if a security is thinly traded or if an event has occurred after the close of the security’s primary markets, but before the close of the Exchange that is expected to affect the value of the portfolio security. The circumstances in which the fund may use fair value pricing include, among others: (i) the occurrence of events that are significant to a particular issuer, such as mergers, restructuring or defaults; (ii) the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or governmental actions; (iii) trading restrictions on securities; (iv) for thinly traded securities and (v) market events such as trading halts and early market closings. In addition, with respect to the valuation of securities primarily traded on foreign markets, the fund uses a fair value pricing service approved by that Company’s Board of Directors, which employs quantitative models which evaluate changes in the value of the foreign market proxies (for example; futures contracts, ADR’s, exchange traded funds) after the close of the foreign exchanges but before the close of the Exchange. Securities that are primarily traded on foreign markets may trade on days that are not business days of the fund. The value of the portfolio securities of a fund that invests in foreign securities may change on days when a shareholder will not be able to purchase or redeem shares of the fund. Fair value pricing is subjective in nature and the use of fair value pricing by the fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio security is primarily traded but before the close of the Exchange. There can be no assurance that the fund could obtain the fair value assigned to a security if the fund were to sell the security at approximately the time at which the fund determines its NAV per share.  Securities of foreign issuers and non-dollar securities are translated from the local currency into U.S. dollars using prevailing exchange rates.

Exchange traded equity securities are valued at the latest reported sales prices or official close prices taken from the primary market in which each security trades.  If the security did not trade on the primary market, it may be valued at the Valuation Time at the last reported sale price on another exchange where it trades.  Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.

Debt securities (other than short-term obligations and floating rate loans) held by the fund are valued on the basis of valuations furnished by an independent pricing service, which determines valuations for normal institutional size trading units of debt securities. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities in accordance with procedures established by the Company’s Board of Directors. Generally, the Fund may use fair valuation in regards to debt securities when the fund holds defaulted or distressed securities or securities in a company in which a reorganization is pending. Short term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days.  The fund’s investments that mature in 60 days or less are valued at amortized cost, which approximates market value.

For additional information regarding particular types of investments, please see the “Determination of Net Asset Value” section of the SAI.

Buy and Sell Prices

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

Execution Of Requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in “good order” (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, visit www.hartfordinvestor.com or consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to seven days.  The fund may suspend the right of redemption for longer than seven days only as allowed by federal securities laws.

Requests In “Good Order”

All purchase and redemption requests must be received by the fund in “good order.” This means that your request must include:

•                  Name, date of birth, residential address, and social security number.

•                  The fund name, share class and account number.

•                  The amount of the transaction (in dollars or shares).

•                  Signatures of all owners exactly as registered on the account (for mail requests).

•                  Medallion signature guarantee or Signature Validation Program stamp (if required).

•                  Any supporting legal documentation that may be required.

Telephone Transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Proceeds from telephone transactions may be either mailed to the address of record, or sent electronically to a bank account on file. Also, for your protection, telephone redemptions are limited on accounts whose addresses have changed within the past 30 days.

Exchanges

As long as you remain invested in Class L shares of more than one fund, you can exchange these shares for the corresponding class shares of the other fund(s) in which you are invested. If you want to exchange into a fund and class that you are not otherwise invested in, you must exchange into the Class A shares of that fund. Class A shares are offered through a separate prospectus. You may exchange Class L shares of the fund with the Class A shares of any other Hartford Mutual Fund.

The registration for both accounts involved in the exchange must be identical. You may be subject to tax liability or sales charges as a result of your exchange. The fund reserves the right to amend or terminate the exchange privilege at any time, for any reason.

Frequent Purchases and Redemptions of Fund Shares

The fund is intended to be long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements (market timing).  Frequent purchases and redemptions of fund shares by a fund shareholder can disrupt the management of the fund, negatively affect the fund’s performance, and increase expenses for all fund shareholders.  In particular, frequent trading (i) can force the fund’s portfolio manager to hold larger cash positions than desired instead of fully investing the fund, which can result in lost investment opportunities; (ii) can cause unplanned and inopportune portfolio turnover in order to meet redemption requests; (iii) can increase broker-dealer commissions and other transaction costs as well as administrative costs for the fund; and (iv) can trigger taxable gains for other shareholders.  Also, some frequent traders engage in arbitrage strategies, by which these traders seek to exploit pricing anomalies that can occur when the fund invests in securities that are thinly traded (for example some high yield bonds and small capitalization stocks) or are traded primarily in markets outside of the United States.  Frequent traders, and in particular those using arbitrage strategies, can dilute the fund’s NAV for long-term shareholders.

If you intend to trade frequently or use market timing investment strategies, you should not purchase the fund.

The Board of Directors of the fund has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund shareholders.  The fund’ policy is to discourage investors from trading in the fund’s shares in an excessive manner that would be harmful to long-term investors and to make reasonable efforts to detect and deter excessive trading.  The fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice.  The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason.  In making determinations concerning the revocation of exchange privileges, the fund may consider an investor’s trading history in any of The Hartford Mutual Funds, including the person’s trading history in any accounts under a person’s common ownership or control.

It is the policy of the fund to permit only two “substantive round trips” by an investor within any single fund within a 90-day period.

A substantive round trip is a purchase of or an exchange into the same fund and a redemption of or an exchange out of the same fund in a dollar amount that the fund’s transfer agent determines, in the reasonable exercise of its discretion, could adversely affect the management of the fund.  When an additional transaction request for the fund is received within the 90-day period, the requested transaction will be rejected and the person requesting such transaction will be deemed an “Excessive Trader.”  All exchange and purchase privileges of an Excessive Trader shall be suspended within such fund for the first violation of the policy for a period of 90 days.  For a second violation of the policy, the exchange and purchase privileges of the Excessive Trader will be suspended indefinitely.  If an Excessive Trader makes exchanges through a registered representative, in appropriate circumstances the fund’s transfer agent may terminate the registered representative’s exchange and purchase privileges in the fund.  Automatic programs offered by the fund such as dollar cost averaging and dividend diversification are exempt from the policy described above.  In addition, the Money Market Fund is excluded from the policy.

The fund’s policies for deterring frequent purchases and redemptions of fund shares by a fund shareholder are intended to be applied uniformly to all fund shareholders to the extent practicable.  Some financial intermediaries, such as broker-dealers, investment advisors, plan administrators, and third-party transfer agents, however, maintain omnibus accounts in which they aggregate orders of multiple investors and forward the aggregated orders to the fund.  Because the fund receives these orders on an aggregated basis and because these omnibus accounts may trade with numerous fund families with differing market timing policies, the fund are limited in their ability to identify or deter Excessive Traders or other abusive traders.  The fund’s procedures with respect to omnibus accounts are as follows:  (1) Where HASCO is provided individual shareholder level transaction detail on a daily basis, HASCO shall monitor the daily trade activity of individual shareholders and apply the Policy.  (2) Where an intermediary will implement the Policy on behalf of HASCO, HASCO shall obtain an appropriate annual certification from such intermediary.  (3) Where an intermediary has established reasonable internal controls and procedures (which may be more or less restrictive then those of the fund) for limiting exchange activity in a manner that serves the purposes of the fund’s policy as determined by the Frequent Trading Review Committee (comprised of the fund’s Chief Compliance Officer, Chief Legal Officer and a senior business leader of The Hartford), HASCO shall permit such intermediary to apply its procedures in lieu of those of the fund and obtain an appropriate annual certification.  Finally, (4) where none of the foregoing occurs, HASCO shall monitor the accounts at an omnibus level and apply detection tools designed to determine whether shareholder transactions violating the Policy may be occurring.  In such cases, HASCO shall request and evaluate individual shareholder level transaction detail and seek to impose restrictions in accordance with the Policy.  In October 2007, new SEC rules became effective which require funds and intermediaries to enter into written agreements intended to promote transparency in omnibus accounts.  As funds and intermediaries implement the requirements of the new rules, it is expected that the fund will be better able to apply its frequent trading policies to omnibus accounts.  Nonetheless, the fund’s ability to identify and deter frequent purchases and redemptions of the fund’s shares through omnibus accounts is limited, and the fund’s success in accomplishing the objectives of the policies concerning frequent purchases and redemptions of fund shares in this context depends significantly upon the cooperation of the financial intermediaries.

The use of fair value pricing can serve both to make the fund less attractive to market timers and to reduce the potential adverse consequences of market timing or abusive trading to other investors.  Certain market timers seek to take advantage of pricing anomalies that can occur in fund shares resulting from the manner in which the NAV of the fund’s shares is determined each day.  Frequent trading in fund shares can dilute the value of long-term shareholders’ interests in the fund if the fund calculates its NAV using closing prices that are no longer accurate.  This can happen particularly in funds that invest in overseas markets or that invest in securities of smaller issuers or thinly traded securities.  The fund’s pricing procedures, particularly those procedures governing the determination of the “fair value” of securities for which market prices are not readily available (or are unreliable) for foreign securities may serve as a deterrent against harmful excessive trading in fund shares.  For additional information concerning the fund’s fair value procedures, please refer to “Valuation of Shares.”

Certificated Shares

Shares are electronically recorded and therefore share certificates are not issued.

Account Closings

There may be instances in which it is appropriate for your shares to be redeemed and your account to be closed.  For additional information about when your shares may be redeemed and your account closed, please see the SAI under “Account Closings.”

Sales In Advance of Purchase Payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 10 calendar days after the purchase.

Special Redemptions

Although it would not normally do so, the fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities rather than cash.  When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred.  Any such securities would be valued for the purposes of making such payment at the same value as used in determining the fund’s net asset value. The fund, however, always redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of the applicable fund during any 90 day period for any one account.

Payment Requirements

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds. You may not purchase shares with a starter or third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the fund or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the fund on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period.  If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

Account Statements

In general, you will receive account statements as follows:

•                  after every transaction (except certain automatic payment and redemption arrangements and dividend or distribution reinvestment) that affects your account balances

•                  after any changes of name or address of the registered owner(s)

•                  in all other circumstances, every quarter during which there is activity in your account, and at least annually

Every year you will also receive the appropriate tax reporting forms for the type of account you choose and the activity in your account.

If, however, you are a participant in an employer-sponsored retirement plan or you hold your shares in the name of your broker, you will receive statements from your plan administrator or broker pursuant to their policies.

Additional Investor Services

Electronic Transfers Through Automated Clearing House (ACH) allow you to initiate a purchase or redemption for as little as $50 per fund or as much as $50,000 per fund between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

Automatic Investment Plan (AIP) lets you set up regular investments from your bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•                  Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Funds Automatic Investment form.

•                  If you are using AIP to open an account, you must invest a minimum of $50 per month into the Fund.

Systematic Withdrawal Plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•                  Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

•                  Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•                  Specify the Payee(s). The payee may be yourself or any other party and there is no limit to the number of payees you may have. A Medallion signature guarantee is required if the payee is someone other than the registered owner.

•                  Determine the Schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

•                  Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

Dollar Cost Averaging Programs (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

•                  Complete the appropriate parts of your account application, or if this is an IRA account, complete the Mutual Fund Dollar Cost Averaging form.

•                  Be sure that the amount is for $50 or more per fund.

•                  Be sure that the accounts involved have identical registrations.

Automatic Dividend Diversification (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

•                  Fill out the relevant portion of the account application.

•                  Be sure that the accounts involved have identical registrations.

Retirement Plans The Hartford Mutual Funds offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds. Minimum investment amounts may apply. To find out more, call 1-888-843-7824.

Duplicate Account Statements You may request copies of annual account summaries by calling 1-888-843-7824. A $20 fee may be charged for account summaries older than the preceding year.

Duplicate Copies Of Materials To Households Generally, the fund will mail only one copy of each prospectus, annual and semi-annual report to shareholders having the same last name and address on the fund’s records. The consolidation of these mailings, called householding, benefits the fund through reduced mailing expenses.

If you want to receive multiple copies of these materials, you may call us at 1-888-843-7824. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after we receive your request to stop householding.

FUND DISTRIBUTIONS AND TAX MATTERS

Dividends and Distributions

The fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year.   Dividends from net investment income are declared daily and paid monthly.  Dividends from capital gains are normally declared and paid annually.

Dividends are paid on shares beginning on the business day after the day when the funds used to purchase your shares are collected by the transfer agent. Unless shareholders specify otherwise, all dividends and distributions received from the fund are automatically reinvested in additional full or fractional shares of the fund.

If you elect to receive monthly/quarterly dividends in cash, you will only receive a check if the dividend amount exceeds $10. If the dividend is $10 or less, the amount will automatically be reinvested in the fund. If you would like to receive cash dividends, regardless of the amount, you can establish an electronic funds transfer to your bank. Please call the fund for assistance in establishing electronic funds transfer transactions at 1-888-843-7824.

The fund seeks to maintain a target rate of distribution for each month. In order to do so, the fund may distribute less or more investment income than it earns on its investments each month.  The fund may use accrued undistributed investment income to fulfill distributions made during periods in which the fund distributes more than the fund earns. The target rate of distribution is evaluated regularly and can change at any time. The target rate of distribution is not equivalent to the 30-day SEC yield of the fund.

Taxability Of Dividends

Unless your shares are held in a tax-advantaged account, dividends and distributions you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Distributions from the fund’s long-term capital gains are taxable as long-term capital gains, regardless of how long you held your shares. Distributions from short-term capital gains and from ordinary income (other than certain qualified dividend income) are generally taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions from certain qualified dividend income generally are taxable to individuals at the same rates that apply to long-term capital gains, if certain holding period and other requirements are met. The lower tax rates on qualified dividend income and long-term capital gains are currently scheduled to expire after 2010.

Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability Of Transactions

Unless your shares are held in a tax-advantaged account, any time you sell or exchange shares, it is considered a taxable event for you. You may have a capital gain or a loss on the transaction which will be long-term or short-term, depending upon how long you held your shares. You are responsible for any tax liabilities generated by your transactions.  See your tax advisor if you sell shares held for less than six months at a loss within 60 days of receiving a long-term capital gain distribution from the fund.

Additional Information

The fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability. Non-resident aliens and other foreign shareholders will generally be subject to U.S. tax withholding on distributions paid from the fund.

The fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions to you if you are a non-resident alien and there is no applicable tax treaty or if you are claiming reduced withholding under a tax treaty and you have not properly completed and signed the appropriate IRS Form W-8, or you do not provide us with your Individual Taxpayer Identification Number (ITIN). If you are a non-resident alien and you are requesting a reduced tax withholding rate, you must give us your ITIN. You also must complete and send to us the appropriate IRS Form W-8 to certify your foreign status.  Provided that the appropriate IRS Form W-8 is properly completed, long-term capital gains distributions and proceeds of sales are not subject to withholding for foreign shareholders.

Distributions from the fund may also be subject to state, local and foreign taxes. You should consult your own tax adviser regarding the particular tax consequences of an investment in the fund.

FINANCIAL HIGHLIGHTS

No financial highlights are provided for Class L shares as that class had not yet commenced operations as of the date of this Prospectus. However, the financial highlights below reflect information for Class A shares of the fund.  The financial highlights for the fund’s Class L shares for the periods presented below would have been substantially similar to that shown because all of the fund’s shares are invested in the same portfolio of securities. However, the actual financial highlights of the Class L shares for the periods presented below would have been different from the information shown because of differences in the expenses borne by each class of shares.

The financial highlights table for the fund is intended to help you understand the fund’s financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table for the fund represent the rate that an investor would have earned, or lost, on an investment in the fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006, October 31, 2005 and October 31, 2004 has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund’s financial statements and financial highlights, is included in the annual report which is available upon request.  The information for the fiscal period ended April 30, 2009 is unaudited.

	— Selected Per-Share Data (a) —
	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Payments from (to) Affiliate	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Capital	Total Distributions	Net Increase (Decrease) in Net Asset Value	Net Asset Value at End of Period
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2009 (unaudited)(e)
Class A	$9.78	$(0.21)	$—	$1.15	$0.94	$(0.05)	$—	$—	$(0.05)	$0.89	$10.67
For the Year Ended October 31, 2008
Class A	10.66	0.60	—	(0.87)	(0.27)	(0.61)	—	—	(0.61)	(0.88)	9.78
For the Year Ended October 31, 2007
Class A	10.44	0.39	—	0.21	0.60	(0.38)	—	—	(0.38)	0.22	10.66
For the Year Ended October 31, 2006
Class A	10.67	0.49	—	(0.26)	0.23	(0.43)	(0.03)	—	(0.46)	(0.23)	10.44
For the Year Ended October 31, 2005
Class A	10.95	0.41	—	(0.18)	0.23	(0.42)	(0.09)	—	(0.51)	(0.28)	10.67
For the Year Ended October 31, 2004
Class A	10.63	0.30	—	0.37	0.67	(0.31)	(0.04)	—	(0.35)	0.32	10.95

	— Ratios and Supplemental Data —
	Total Return (b)		Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets Before Waivers and Reimbursements and Including Expenses Not Subject to Cap (c)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Including Expenses Not Subject to Cap (c)		Ratio of Expenses to Average Net Assets After Waivers and Reimbursements and Excluding Expenses Not Subject to Cap (c)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate (d)
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2009 (unaudited)(e)
Class A	9.61	%(f)	$457,443	0.96	%(g)	0.85	%(g)	0.85	%(g)	(4.13	)%(g)	95%
For the Year Ended October 31, 2008
Class A	(3.08)		307,863	1.01		0.91		0.85		5.60		437
For the Year Ended October 31, 2007
Class A	5.86		184,558	1.22		1.03		0.85		3.09		608
For the Year Ended October 31, 2006
Class A	2.29		282,362	1.02		0.95		0.95		4.50		193
For the Year Ended October 31, 2005
Class A	2.10		414,778	1.00		0.95		0.95		3.88		71
For the Year Ended October 31, 2004
Class A	6.39		313,961	1.04		1.00		1.00		3.04		81

(a)          Information presented relates to a share outstanding throughout the indicated period.

(b)         Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(c)          Ratios do not include fees paid indirectly. (See page 33 for impact on ratios)

(d)         Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)          Per share amounts have been calculated using average shares outstanding method.

(f)            Not annualized.

(g)         Annualized.

FEES PAID INDIRECTLY

The ratio of expenses to average net assets in the financial highlights excludes fees paid indirectly.  Had the fees paid indirectly been included, the annualized expense ratios for the periods listed below would have been as follows:

Fund	Annualized Six-Month Period Ended April 30, 2009 (unaudited)	Year ended October 31, 2008	Year ended October 31, 2007	Year ended October 31, 2006	Year ended October 31, 2005	Year ended October 31, 2004

Inflation Plus Fund
Class A Shares	0.85%	0.85%	0.85%	0.95%	0.95%	1.00%

FOR MORE INFORMATION

Two documents are available that offer further information on The Hartford Mutual Funds:

Annual/Semi-Annual Report To Shareholders

Additional information about the fund is contained in the financial statements and portfolio holdings in the fund’s annual and semi-annual reports. In the fund’s annual report you will also find a discussion of the market conditions and investment strategies that significantly affected that fund’s performance during the last fiscal year, as well as the independent registered public accounting firm’s report.

Statement of Additional Information (SAI)

The SAI contains more detailed information on the fund.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

The fund makes available this prospectus, its SAI and annual/semi-annual reports free of charge, on the fund’s website at www.hartfordinvestor.com.

To request a free copy of the current annual/semi-annual report for the fund and/or the SAI or for shareholder inquiries or other information about the fund, please contact the fund at:

By Mail:

The Hartford Mutual Funds
P.O. Box 64387
St. Paul, MN 55164-0387

(For overnight mail)
The Hartford Mutual Funds
500 Bielenberg Drive
Woodbury, MN 55125-1400

By Phone:

1-888-843-7824

On The Internet:

www.hartfordinvestor.com

Or you may view or obtain these documents from the SEC:

Investing In Mutual Funds:

Shareholders or potential shareholders can obtain additional information about investing, including information about investing in mutual funds, on the SEC’s Investor Education Web Site at http://www.sec.gov/investor.shtml and through the FINRA’s Investor Information Web Site at http://www.finra.org/InvestorInformation/index.htm.  To obtain additional information about the expenses associated with investing in mutual funds, the SEC provides a Mutual Fund Cost Calculator, available at http://www.sec.gov/investor/tools/mfcc/mfcc-intsec.htm; and FINRA provides a Mutual Funds and ETF Expense Analyzer, available at http://apps.finra.org/investor_Information/ea/1/mfetf.aspx.

In Person:

at the SEC’s Public Reference Room in Washington, DC

Information on the operation of the SEC’s public reference room may be obtained by calling 1-202-942-8090.

By Mail:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102

Requests which are made by mail require the payment of a duplicating fee to the SEC to obtain a document.

On the Internet or by E-Mail:

Internet: (on the EDGAR Database on the SEC’s internet site) www.sec.gov

E-Mail: publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.

SEC File Number:

The Hartford Mutual Funds, Inc.  811-07589

PART B

STATEMENT OF ADDITIONAL INFORMATION

The Registrant’s Combined Statement of Additional Information as filed under Form N-1A, Post-Effective Amendment No. 76 under the Securities Act of 1933 and Amendment No. 78 under the Investment Company Act of 1940, on February 27, 2009 (SEC Accession No. 0000930413-09-001051), as supplemented, is incorporated by reference.

SUPPLEMENT

DATED NOVEMBER 11, 2009

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”)

FOR THE HARTFORD MUTUAL FUNDS
DATED MARCH 1, 2009 AS AMENDED AND RETATED OCTOBER 1, 2009

This supplement amends the SAI dated March 1, 2009, as amended and restated October 1, 2009, in order to: (i) add Class L shares to The Hartford Inflation Plus Fund, an existing series of The Hartford Mutual Funds, Inc.; and (ii) make certain clarifying changes to the investment objectives and policies of The Hartford Inflation Plus Fund.  Accordingly, the following is incorporated into the SAI as appropriate:

1.               The paragraph entitled “Date of Prospectuses,” is deleted in its entirety and replaced with the following:

Date of Prospectuses: March 1, 2009 (for Classes A, B, and C shares), March 1, 2009 (for Class I shares), March 1, 2009 (for Class L shares), March 1, 2009 (for Class Y shares), March 1, 2009 (for Classes R3, R4, R5 and Y shares), May 31, 2009 (for Class R3, Class R4, Class R5 and Class Y shares of The Hartford MidCap Fund) and November 11, 2009 (for Class L shares of The Hartford Inflation Plus Fund).

2.               Under the section entitled “General Information:”

(i)             in the second paragraph, the last sentence is replaced as follows:

Growth Fund, Growth Opportunities Fund, Inflation Plus Fund, SmallCap Growth Fund, Tax-Free National Fund, U.S. Government Securities Fund and Value Opportunities Fund also offer Class L Shares.

(ii)          the ninth paragraph, is deleted in its entirety and replaced with the following:

Each Fund, except Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund and is a diversified fund. Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund are non-diversified funds.

3.               Under the section entitled “Investment Objectives and Policies,” the first two paragraphs of the sub-section entitled “D.  Classification” are deleted in their entirety and replaced with the following:

Each Fund, except Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund, has elected to be classified as a diversified series of an open-end management investment company. As a diversified fund, at least 75% of the value of each such Fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities which, with respect to any one issuer, do not represent more than 5% of all of such Fund’s assets nor more than 10% of the outstanding voting securities of such issuer. Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund each has elected to be classified as a non-diversified series of an open-end management investment company.

A non-diversified fund, such as Floating Rate Fund, Global Health Fund and High Yield Municipal Bond Fund, is not required to comply with the diversification rules of the 1940 Act. Because a non-diversified fund may invest in securities or loans of relatively few issuers or borrowers, it involves more risk than a diversified fund, since any factors affecting a given company could affect performance of the fund to a greater degree.

4.               Under the section entitled “Fund Management,” the information concerning management ownership, principal holders and control persons is supplemented as follows:

As of October 30, 2009, the officers and directors of each Company as a group beneficially owned less than 1% of the outstanding shares of each class of Inflation Plus Fund. As of October 30, 2009, the following persons held an interest in Inflation Plus Fund equal to 5% or more of outstanding shares of a class:

5.          Under the section entitled “Fund Management” the information concerning principal holders and control persons with respect to Inflation Plus Fund is supplemented as follows:

The Hartford Inflation Plus Fund	Class A		Class B	Class C	Class I	Class L(1)	Class R3	Class R4	Class R5	Class Y
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO	11.71	%(2)

The Hartford Inflation Plus Fund	Class A		Class B		Class C		Class I		Class L(1)	Class R3		Class R4	Class R5	Class Y
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ	10.12	%(2)
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ			13.00	%(2)
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL			9.80	%(2)
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO			6.49	%(2)
CITIGROUP GLOBAL MARKETS, INC. NEW YORK NY			5.97	%(2)
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL					15.91	%(2)
CITIGROUP GLOBAL MARKETS, INC. NEW YORK NY					10.05	%(2)
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ					7.82	%(2)
STATE STREET BANK & TRUST CUST FBO THE HARTFORD BALANCED ALLOC ATTN MARILYN ORR WOODBURY MN														39.53	%(2)
WEST VIRGINIA SAVINGS PLAN TRUSTEE FBO WST VIRGINIA SAVINGS PLAN TRUST DTD 02/20/2002 ATTN MARILYN ORR WOODBURY MN														23.30	%(2)
STATE STREET BANK & TRUST CUST FBO THE HARTFORD GROWTH ALLOCATION ATTN MARILYN ORR WOODBURY MN														14.92	%(2)
STATE STREET BANK & TRUST CUST FBO THE HARTFORD CONSERVATIVE ALLOC ATTN MARILYN ORR WOODBURY MN														14.75	%(2)
MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION JACKSONVILLE FL							29.45	%(2)
CITIGROUP GLOBAL MARKETS, INC. NEW YORK NY							14.69	%(2)
LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN: MUTUAL FUND OPERATIONS SAN DIEGO CA							11.73	%(2)
PRUDENTIAL INVESTMENT MANAGEMENT SERVICE FBO: MUTUAL FUND CLIENTS NEWARK NJ							8.46	%(2)
PERSHING LLC PERSHING PLAZA JERSEY CITY NJ							7.37	%(2)
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT										40.21	%(2)
CITIGROUP GLOBAL MARKETS, INC. NEW YORK NY										11.16	%(2)
EDWARD D JONES & CO ATTN: MUTUAL FUND SHAREHOLDER ACCOUNTING MARYLAND HTS MO										8.11	%(2)

The Hartford Inflation Plus Fund	Class A	Class B	Class C	Class I	Class L(1)	Class R3	Class R4		Class R5		Class Y
UBS FINANCIAL SERVICES INC. FBO ROCKFORD MANUFACTURING 401 (K) SVGS PLAN ERNEST KOELLA TTEE ACCT 1 ROCKFORD TN							39.80	%(2)
GPC AGENT FOR RELIANCE TRUST CO FBO LONG BUILDING TECH INC RETPLAN ATLANTA GA							16.13	%(2)
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNTS 401K BUSINESS ATTN: UIT OPERATIONS HARTFORD CT							8.94	%(2)
FIIOC FBO NAVISITE RETIREMENT PLAN COVINGTON KY							7.22	%(2)
TD AMERITRADE TRUST CO DENVER CO									37.68	%(2)
GPC AS AGENT FOR RELIANCE TRUST COMPANY FBO CRAWFORD PIMENTEL CO 401(K)PSP PLAN ATLANTA GA									27.94	%(2)
TD AMERITRADE TRUST CO DENVER CO									16.06	%(2)
NFS LLC FBO STATE STRET BANK & TR TTEE SUPER VALU STAR 401K PLAN FBO SUDESH K RAJENDRAN LISLE IL									8.33	%(2)

(1)          No share ownership information is provided for Class L shares as this class had not yet commenced operations as of November 11, 2009.

(2)          Information as of October 30, 2009.

6.               Under the section entitled “Sub-advisory/Investment Services Fees,” the table regarding the contractual expense limits agreed to by HIFSCO is replaced for Inflation Plus Fund as follows:

FUND NAME	CLASS A	CLASSES B & C	CLASS I	CLASS L	CLASS R3	CLASS R4	CLASS R5	CLASS Y
Inflation Plus Fund	0.90%	1.65%	0.65%	0.90%	1.30%	1.05%	1. 81%	0.65%

7.               Under the section entitled “Capitalization and Voting Rights,” in the third paragraph, the seventh sentence is replaced as follows:

The directors of The Hartford Mutual Funds, Inc. have also authorized the issuance of Class L shares for Inflation Plus Fund as well as Class R3, Class R4 and Class R5 shares for Advisers Fund, Capital Appreciation Fund, Capital Appreciation II Fund, Checks and Balances Fund, Disciplined Equity Fund, Dividend & Growth Fund, Equity Income Fund, Floating Rate Fund, Global Equity Fund, Global Growth Fund, Global Health Fund, High Yield Fund, Inflation Plus Fund, International Growth Fund, International Opportunities Fund, MidCap Fund, Money Market Fund, Small Company Fund, Total Return Bond Fund, Value Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund, and Target Retirement 2030 Fund.

This Supplement should be retained with your SAI for future reference.

PART C

OTHER INFORMATION

Item 23.  Exhibits

a.(i)	Articles of Incorporation dated March 19, 1996 (incorporated by reference to Initial Registration Statement filed on April 9, 1996)

a.(ii)	Articles Supplementary dated August 30, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iii)	Articles Supplementary dated September 12, 2002 (incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 25, 2002)

a.(iv)

Articles of Amendment to the Articles of Incorporation (incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2002)

a.(v)	Articles Supplementary dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vi)	Articles of Amendment dated June 10, 2003 (incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 19, 2003)

a.(vii)	Articles Supplementary dated August 26, 2003 (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

a.(viii)	Articles Supplementary dated March 10, 2004 (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

a.(ix)	Articles Supplementary dated August 19, 2004 (incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 23, 2004)

a.(x)	Articles Supplementary dated February 3, 2005 (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

a.(xi)	Articles Supplementary dated June 28, 2005 (incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 15, 2005)

a.(xii)	Articles Supplementary dated April 11, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

a.(xiii)	Articles Supplementary dated June 14, 2006 (incorporated by reference to Post-Effective Amendment No. 50 filed to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

a.(xiv)	Articles Supplementary dated October 25, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

a.(xv)	Articles Supplementary dated February 27, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

a.(xvi)	Articles Supplementary dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xvii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xviii)	Articles of Amendment dated May 25, 2007 (incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 14, 2007)

a.(xix)	Articles Supplementary dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xx)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxi)	Articles of Amendment dated August 15, 2007 (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

a.(xxii)	Articles Supplementary dated September 14, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

a.(xxiii)	Articles Supplementary dated November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

a.(xxiv)	Articles Supplementary dated February 28, 2008 (incorporated by reference to Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 15, 2008)

a.(xxv)	Articles Supplementary dated May 30, 2008 (incorporated by reference to Post-Effective Amendment No. 71 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

a.(xxvi)	Articles Supplementary dated August 6, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

a.(xxvii)	Articles Supplementary dated November 25, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

a.(xxviii)	Articles Supplementary Dated December 18, 2008 (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

a.(xxix)	Articles Supplementary Dated May 14, 2009 (incorporated by reference to Post-Effective Amendment No. 79 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 11, 2009)

a.(xxx)	Articles Supplementary Dated July 24, 2009 (incorporated by reference to Post-Effective Amendment No. 79 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 11, 2009)

a.(xxxi)	Articles Supplementary Dated August 17, 2009 (incorporated by reference to Post-Effective Amendment No. 79 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 11, 2009)

b.	By-Laws adopted January 24, 1996, last amended September 28, 2009 (Filed herewith)

c.	Not Applicable

d.(i)	Investment Management Agreement with Hartford Investment Financial Services Company dated November 1, 2009 (Filed herewith)

d.(ii)	Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated October 1, 2009 (Filed herewith)

d.(iii)	Investment Sub-Advisory Agreement with Hartford Investment Management Company dated as of October 1, 2009 (Filed herewith)

d.(iv)

Investment Sub-Advisory Agreement with Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

d.(v)

Investment Sub-Advisory Agreement with Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 75 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 12, 2008)

d.(vi)

Investment Sub-Advisory Agreement with SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(i)	Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ii)	Form of Dealer Agreement with the Distributor (incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 1996)

e.(iii)

Amendment No. 1 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(iv)

Amendment No. 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(v)

Amendment No. 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(vi)

Assignment of Principal Underwriting Agreement from Hartford Securities Distribution Company, Inc. to Hartford Investment Financial Services Company dated November 1, 1998 (incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 15, 2002)

e.(vii)

Amendment No. 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(viii)

Amendment No. 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(ix)

Amendment No. 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(x)

Amendment No. 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2003)

e.(xi)

Amendment No. 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2003)

e.(xii)

Amendment No. 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiii)

Amendment No. 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 11, 2005)

e.(xiv)	Amendment No. 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 29, 2005)

e.(xv)

Amendment No. 12 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 29, 2005)

e.(xvi)	Amendment No. 13 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

e.(xvii)

Amendment No. 14 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

e.(xviii)	Amendment No. 15 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

e.(xix)

Amendment No. 16 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

e.(xx)

Amendment No. 17 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

e.(xxi)	Amendment No. 18 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

e.(xxii)

Amendment No. 19 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

f.	Not Applicable

g.	Master Custodian Agreement (incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2007)

h.(i)

Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company dated February 1, 2006 (incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 15, 2006)

h.(ii)

Amendment No. 1 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(iii)

Amendment No. 2 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2006)

h.(iv)

Amendment No. 3 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(v)

Amendment No. 4 to Transfer Agency and Service Agreement between The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc, and Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(vi)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

h.(vii)	Fund Accounting Agreement dated January 3, 2000 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(viii)

Amendment No. 1 to the Fund Accounting Agreement, dated July 23, 2001 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(ix)

Second Amendment to the Fund Accounting Agreement, dated October 31, 2002 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(x)

Third Amendment to the Fund Accounting Agreement, dated August 25, 2003 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xi)

Fourth Amendment to the Fund Accounting Agreement, dated September 27, 2005 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xii)

Fifth Amendment to the Fund Accounting Agreement, dated January 1, 2006 (incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 17, 2006)

h.(xiii)

Sixth Amendment to the Fund Accounting Agreement, July 31, 2006 (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

h.(xiv)

Seventh Amendment to the Fund Accounting Agreement, November 30, 2006 (incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2006)

h.(xv)

Eighth Amendment to the Fund Accounting Agreement, May 31, 2007 (incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2007)

h.(xvi)

Ninth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2007)

h.(xvii)

Tenth Amendment to the Fund Accounting Agreement, November 30, 2007 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xviii)

Eleventh Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

h.(xix)

Twelfth Amendment to the Fund Accounting Agreement, March 1, 2008 (incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-1A (File No. 333-02381) filed on June 27, 2008)

h.(xx)

Thirteenth Amendment to the Fund Accounting Agreement, October 31, 2008 (incorporated by reference to Post-Effective Amendment No. 74 to Registration Statement on Form N-1A (File No. 333-02381) filed on October 29, 2008)

h.(xxi)	Amended and Restated Expense Limitation Agreement Dated as of November 1, 2009 (Filed herewith)

h.(xxii)

Expense Limitation Agreement Dated as of November 1, 2008 — Target Retirement Funds (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

h.(xxiii)	Transfer Agency Fee Waiver Agreement (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

i.	Opinion and Consent of Counsel (Filed herewith)

j.	Consent of Independent Registered Public Accounting Firm (Filed herewith)

k.	Not Applicable

l.	Not Applicable

m.

Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class R5 Shares (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

n.	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

o.	Not Applicable

p.(i)

Code of Ethics of HL Investment Advisors, LLC, Hartford Investment Financial Services, LLC and The Hartford-Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment No. 78 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2009)

p.(ii)

Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment No. 66 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2008)

p.(iii)

Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

p.(iv)

Code of Ethics of Kayne Anderson Rudnick Investment Management, LLC (incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 31, 2006)

p.(v)

Code of Ethics of Metropolitan West Capital Management, LLC (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

p.(vi)	Code of Ethics of SSgA Funds Management, Inc. (incorporated by reference to Post-Effective Amendment No. 61 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 30, 2007)

q.	Power of Attorney (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009)

Item 24.  Persons Controlled by or Under Common Control with Registrant

As of October 30, 2009, any persons directly or indirectly under common control with The Hartford Mutual Funds, Inc. are affiliates of, and are controlled by, The Hartford Financial Services Group, Inc., a Delaware corporation.  Information about all such persons is incorporated herein by reference to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 12, 2009.

In addition, subsidiaries of The Hartford Financial Services Group, Inc., beneficially owned as of October 30, 2009 more than 25% of the following funds:

The Hartford Diversified International Fund

The Hartford Global Enhanced Dividend Fund

The Hartford Target Retirement 2015 Fund

The Hartford Target Retirement 2025 Fund

The Hartford Target Retirement 2035 Fund

The Hartford Target Retirement 2040 Fund

The Hartford Target Retirement 2045 Fund

The Hartford Target Retirement 2050 Fund

Item 25.             Indemnification

Article V of the Registrant’s Articles of Incorporation dated March 19, 1996 and incorporated herein by reference to Registrant’s initial registration statement on April 9, 1996 provides in effect that the Registrant will indemnify its officers and directors under certain circumstances.  However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, Article V does not protect any person against liability to the Registrant or its shareholders to which such Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Hartford Investment Financial Services, LLC serves as investment adviser to each of the funds included in this Registration Statement.

Name	Position with Hartford Investment Financial Services, LLC	Other Business
Robert M. Arena	Chief Executive Officer, President and Manager

Executive Vice President of Hartford Life Insurance Company (“HLIC”)(1); Chief Executive Officer, Manager and President of HL Investment Advisors, LLC(2); Director and Senior Vice President of Hartford Administrative Services Company (“HASCO”)(3)

Tamara L. Fagely	Chief Financial Officer and Controller/FINOP	Chief Financial Officer and Vice President of HASCO and Vice President of HLIC

Colleen B. Pernerewski	Chief Investment Advisor Compliance Officer

Assistant Vice President of The Hartford Financial Services Group, Inc. (“The Hartford”)(4); Chief Compliance Officer of Separate Accounts of HLIC and Chief Compliance Officer of HL Investment Advisors, LLC

Christopher S. Conner	AML Compliance Officer and Broker/Dealer Chief Compliance Officer

Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and Senior Vice President of HL Investment Advisors, LLC

D. Keith Sloane	Senior Vice President	Senior Vice President of HASCO, HLIC and HL Investment Advisors, LLC

Thomas D. Jones	Vice President	Vice President of The Hartford, HLIC and HL Investment Advisors, LLC

Edward P. Macdonald	Vice President and Chief Legal Officer	Assistant Vice President of HLIC; Secretary and Vice President of HASCO and Vice President, Chief Legal Officer and Secretary of HL Investment Advisors, LLC

Martin A. Swanson	Vice President/Marketing	Vice President of HLIC

Mark Sides	Chief Legal Officer — Broker/Dealer and Secretary	Assistant Vice President of The Hartford

John N. Giamalis	Treasurer	Senior Vice President and Treasurer of Hartford Life, Inc.(5), The Hartford, HASCO, HLIC, and HL Investment Advisors; and Treasurer of Hartford Investment Management Company(6)

Michael R. Dressen	Assistant Secretary, Compliance Officer and Privacy Officer	Compliance Officer of HASCO; and Assistant Vice President of HLIC

Michael J. Fixer	Assistant Treasurer and Assistant Vice President	Assistant Treasurer and Assistant Vice President of The Hartford, HASCO, HLIC, HL Inc. and HL Investment Advisors, LLC

Marilyn Orr	Assistant Vice President	Assistant Vice President of HLIC

Alice A. Pellegrino	Assistant Vice President	Assistant Vice President HASCO, HLIC and HL Investment Advisors, LLC

Laura S. Quade	Assistant Vice President	Assistant Vice President of HASCO and HLIC

Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HL Investment Advisors, LLC

Kathryn A. Stelter	Assistant Vice President	Assistant Vice President of HASCO and HLIC

Kevin M. Connor	Manager	Executive Vice President of HLIC

James Davey	Chairman of the Board and Manager	Executive Vice President of HLIC

Brian Murphy	Manager	Executive Vice President of HLIC

Jamie Ohl	Manager	Senior Vice President of HLIC

(1)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(2)	The principal business address for HL Investment Advisors, LLC is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for HASCO is 500 Bielenberg Drive, Woodbury, MN 55125.
(4)	The principal business address for The Hartford is Hartford Plaza, Hartford, CT 06115.
(5)	The principal business address for Hartford Life, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.
(6)	The principal business address for Hartford Investment Management Company is 55 Farmington Avenue, Hartford, CT 06105.

Item 27.          Principal Underwriters

Hartford Investment Financial Services, LLC (“HIFSCO”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc.  HIFSCO is also the principal underwriter for The Hartford Mutual Funds II, Inc.

The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
Robert Arena(2)	Chief Executive Officer, President and Manager	Vice President and Chief Executive Officer

Tamara L. Fagely(3)	Chief Financial Officer and Controller/FINOP	Vice President, Treasurer and Controller

Colleen B. Pernerewski(2)	Chief Investment Advisor and Compliance Officer	None

Christopher S. Conner(5)	AML Compliance Officer and Broker/Dealer Chief Compliance Officer	None

Vernon J. Meyer(2)	Senior Vice President	Vice President

D. Keith Sloane(2)	Senior Vice President	Vice President

Thomas D. Jones(2)	Vice President	Vice President and Chief Compliance Officer

Edward P. Macdonald(2)	Vice President and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer

Martin A. Swanson(2)	Vice President/Maketing	None

Mark Sides(3)	Chief Legal Officer — Broker/Dealer and Secretary	None

John N. Giamalis(1)	Treasurer	None

Michael R. Dressen(3)	Assistant Secretary Compliance Officer and Privacy Officer	None

Michael J. Fixer(4)	Assistant Treasurer and Assistant Vice President	None

Marilyn Orr(3)	Assistant Vice President	Assistant Treasurer

Alice A. Pellegrino(2)	Assistant Vice President	Assistant Secretary

Name and Principal Business Address	Positions and Offices with Underwriter	Position and Offices with Registrant
Laura S. Quade(3)	Assistant Vice President	Assistant Secretary

Elizabeth L. Schroeder(2)	Assistant Vice President	None

Kathryn A. Stelter(3)	Assistant Vice President	Assistant Secretary

Kevin M. Connor(5)	Manager	None

James Davey(2)	Chairman of the Board and Manager	None

Brian Murphy(2)	Manager	None

Jamie Ohl	Manager	None

(1)          The principal business address is 690 Asylum Avenue, Hartford, CT 06115.

(2)          The principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.

(3)          The principal business address is 500 Bielenberg Drive, Woodbury, MN 55125.

(4)          The principal business address is One Hartford Plaza, Hartford, CT 06155

(5)          The principal business address is 1500 Liberty Ridge Drive, Wayne, PA 19087

Item 28.  Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Administrative Services Company, 500 Bielenberg Drive, Woodbury, Minnesota 55125. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29.  Management Services

Not Applicable

Item 30.  Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this has Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 10th day of November, 2009.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ Robert M. Arena
Robert M. Arena
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Robert M. Arena	President,	November 10, 2009
Robert M. Arena	Chief Executive Officer

/s/ Tamara L. Fagely	Controller & Treasurer	November 10, 2009
Tamara L. Fagely	(Chief Accounting Officer & Chief Financial Officer)

*	Director	November 10, 2009
Lynn S. Birdsong

*	Chairman of the Board	November 10, 2009
Robert M. Gavin, Jr.	and Director

*	Director	November 10, 2009
Duane E. Hill

*	Director	November 10, 2009
Sandra S. Jaffee

*	Director	November 10, 2009
William P. Johnston

*	Director	November 10, 2009
Lemma W. Senbet

*	Director	November 10, 2009
Phillip O. Peterson

*	Director	November 10, 2009
Lowndes A. Smith

*	Director	November 10, 2009
John C. Walters

/s/ Edward P. Macdonald		November 10, 2009
* By Edward P. Macdonald
Attorney-in-fact

*  Pursuant to Power of Attorney (incorporated by reference to Post-Effective Amendment No. 76 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2009).

EXHIBIT INDEX

Exhibit No.

b.	By-Laws adopted January 24, 1996, last amended September 28, 2009

d.(i)	Investment Management Agreement with Hartford Investment Financial Services Company dated November 1, 2009

d.(ii)	Investment Sub-Advisory Agreement with Wellington Management Company, LLP dated October 1, 2009

d.(iii)	Investment Sub-Advisory Agreement with Hartford Investment Management Company dated October 1, 2009

h.(xxi)	Amended and Restated Expense Limitation Agreement Dated as of November 1, 2009

i.	Opinion and Consent of Counsel

j.	Consent of Independent Registered Public Accounting Firm